ADMINISTRATIVE EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ADMINISTRATIVE EXPENSES
Repair and maintenance		S/ 417,286	S/ 328,875	S/ 301,893
Publicity		348,987	380,147	336,203
Taxes and contributions		266,704	291,621	244,400
Consulting and professional fees		214,012	261,144	223,239
Transport and communications		159,556	168,237	176,623
IBM services expenses		146,874	106,102	140,909
Comissions by agents		85,852	84,641	66,775
Lease		74,016	71,581	226,388
Sundry supplies		67,537	74,550	55,176
Security and protection		64,439	66,424	68,691
Electricity and water		51,649	54,952	54,669
Subscriptions and quotes		49,212	44,523	41,150
Insurance		46,047	30,873	24,674
Electronic processing		36,920	28,217	24,928
Cleaning		22,900	21,445	21,903
Audit Services		7,256	6,245	7,165
Services by third-party and others	[1]	326,861	341,540	303,043
Total		S/ 2,386,108	S/ 2,361,117	S/ 2,317,829

[1]	The balance is mainly made up of outsourcing, digitization and archiving services, appraisal, representation among other concepts.